Trade Receivables and Contract Assets - Summary of Allowances for Expected Credit Losses on Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables And Contract Assets [Abstract]
At January 1	€ 6,656	€ 5,961
Accruals	1,411	1,489
Releases	(1,346)	(807)
Utilizations	(25)	(21)
Exchange differences and other changes	8	34
At December 31	€ 6,704	€ 6,656